NOTES PAYABLE	12 Months Ended
Sep. 30, 2016
Notes to Financial Statements
NOTE 7. NOTES PAYABLE

The Company and its subsidiaries issued $376,625, $311,297, $318,923 and repaid $0, $35,000, $7,000 in promissory notes, net of repayments during the years ended September 30, 2016, 2015 and 2014 respectively. The newly issued and existing promissory notes bear interest at rates of 8% - 12% per annum and are repayable on or before the first anniversary date of issuance. Included in Promissory Notes payable is $193,292 including accrued interest of $37,863 to Michael Lee – CEO at September 30, 2016. (As at September 30, 2015 Notes Payable plus accrued interest of $29,866 owing to Mr. Lee totaled $97,020. As at September 30, 2014 Notes Payable plus accrued interest of $29,829 owing to Mr. Lee totaled $67,117.). See also Related Party Transactions Note 13.

September 30,	2016	2015	2014
Promissory Notes Issued and outstanding, net of repayments and conversions:	$1,497,576	$1,096,523	$916,750
Interest accrued	614,525	459,795	411,766
Promissory Notes Payable	$2,112,101	$1,556,318	1,328,516